OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Schedule of composition of non-financial assets

	Balance
	Current		Non-current
Other non-financial assets	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Prepaid expenses	16,398,362	11,435,334	1,037,774	1,700,462
Tax credit remainder (1)(2)	67,318	933,282	49,541,827	39,373,807
Judicial deposits	—	—	14,477,664	14,649,339
Others (3)	10,794,827	6,943,235	14,689,430	3,688,874
Total	27,260,507	19,311,851	79,746,695	59,412,482
(1)	In November 2006, Rio de Janeiro Refrescos Ltda. (“RJR”) filed a court order No. 0021799-23.2006.4.02.5101 seeking recognition of the right to exclude ICMS (Tax on Commerce and Services) from the PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) calculation base, as well as recognition of the right to obtain reimbursement of amounts unduly collected since November 14, 2001, duly restated using the Selic interest rate. On May 20, 2019, the ruling favoring RJR became final, allowing the recovery of amounts overpaid from November 14, 2001 to August 2017. It is worth noting that in September 2017, RJR had already obtained a Security Mandate, which granted it the right to exclude, from that date, the ICMS from the PIS and COFINS calculation base.

The company took steps to assess the total amount of the credit at issue for the period of unduly collection of taxes from November 2001 to August 2017, totaling approximately CLP 100,550 million as of December 2022 (BRL 613 million, of which BRL 370 million corresponds to capital and BRL 243 million to interest and monetary restatement). These amounts were recorded as of December 31, 2019 and recovered as of December 31, 2022.

Companhia de Bebidas Ipiranga, acquired in September 2013, also filed a court order n. 0005018-15.2002.4.03.6110 to recognize the same issue as the one previously descibed for RJR. On September 12, 2019, the ruling favoring Ipiranga became final, allowing the recovery of the amounts overpaid from September 12, 1990 to December 12, 2013 (date on which Ipiranga was acquired by RJR). The Ipiranga credit will be generated in the name of RJR, however pursuant to a contractual clause (“Subscription Agreement for Shares and Exhibits”), which requireds RJR to transfer any gain resulting from this action to the former shareholders of Ipiranga. The Company performed procedures to assess the total amount of the credit in question for the tax period expired, totaling BRL 162,588, of which BRL 80,177 correspond to principal and BRL 82,411 correspond to interest and monetary restatement. These amounts were recorded in the year ended December 31, 2020. The payment of income tax is made at the time of liquidation of the credit, with which the respective deferred tax liability of BRL 55,280 was recorded. The value of PIS and Cofins recorded was BRL 7,623 thousand. As of the date of these financial statements, the amount to be transferred to the former shareholders of Ipiranga is CLP 21,693,201 or BRL 134,808 thousand (CLP 30,830,785 or BRL 170,176 thousand at December 31, 2023). The liability is included in trade accounts and other accounts payables (Note 18).

(2)	The Company obtained a favorable final judgment in the Federal Proceeding No. 5089101-22.2022.4.02.5101, pending before the 30th Federal Court of Rio de Janeiro, recognizing its right to recover the PIS and COFINS credits for payment of an amount higher than the amount owed due to an increase in the basis of calculation (including the amount of a state tax - ICMS-ST). The lawsuit was filed on 11/22/2022 and relates to the credit for the period from 11/22/2017 to 8/26/2024 in the total amount of BRL200,266,717 (with BRL 144,539,175 corresponding to principal and BRL 55,727,543 corresponding to the monetary adjustment for the Selic rate until 12/31/2024). The total amount of the credit recorded, net of taxes and fees, is CLP 24,951,904 or BRL 155,058. The Company will initiate procedures before the Receita Federal of Brazil to validate this credit and begin offsetting the federal tax liability.
(3)	Other non-financial assets are mainly composed of advances to suppliers.